UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06452

Fidelity Union Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Item 1.

Reports to Stockholders

Fidelity® Municipal Money Market Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 2/28/21
1 - 7	73.0
8 - 30	2.6
31 - 60	6.9
61 - 90	2.7
91 - 180	8.5
> 180	6.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2021
Variable Rate Demand Notes (VRDNs)	39.0%
Tender Option Bond	31.6%
Other Municipal Security	27.2%
Investment Companies	2.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Current 7-Day Yields

2/28/21
Fidelity® Municipal Money Market Fund	0.01%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2021, the most recent period shown in the table, would have been (0.31)%.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 39.0%
	Principal Amount (000s)	Value (000s)
Alabama - 2.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.12% 3/5/21, VRDN (a)(b)	$49,015	$49,015
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.04% 3/5/21, LOC Bayerische Landesbank, VRDN (a)	7,800	7,800
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.11% 3/5/21, VRDN (a)	35,950	35,950
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.07% 3/1/21, VRDN (a)(b)	1,000	1,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.07% 3/1/21, VRDN (a)(b)	7,900	7,900
West Jefferson Indl. Dev. Series 2008, 0.11% 3/5/21, VRDN (a)	3,000	3,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.07% 3/1/21, VRDN (a)(b)	13,000	13,000
		117,665
Alaska - 0.8%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.05% 3/5/21 (ConocoPhillips Co. Guaranteed), VRDN (a)	16,400	16,400
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 C, 0.05% 3/5/21 (ConocoPhillips Co. Guaranteed), VRDN (a)	19,900	19,900
Series 2002, 0.05% 3/5/21 (ConocoPhillips Co. Guaranteed), VRDN (a)	3,400	3,400
		39,700
Arizona - 0.1%
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.07% 3/5/21, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	2,600	2,600
FNMA Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.12% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	2,260	2,260
		4,860
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.12% 3/5/21, VRDN (a)(b)	10,200	10,200
Series 2002, 0.11% 3/5/21, VRDN (a)(b)	400	400
		10,600
California - 0.2%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2018 A, 0.05% 3/5/21, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	7,000	7,000
FNMA Chula Vista Multi-family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, 0.08% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	4,290	4,290
		11,290
Colorado - 0.0%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.13% 3/5/21, LOC Wells Fargo Bank NA, VRDN (a)	200	200
Connecticut - 1.7%
Connecticut Gen. Oblig. Series 2016 C, 0.07% 3/5/21 (Liquidity Facility Bank of America NA), VRDN (a)	78,305	78,305
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Proj.) Series 2012 D3, 0.06% 3/5/21 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)(b)	1,945	1,945
Series 2019 B2, 0.05% 3/5/21 (Liquidity Facility Bank of America NA), VRDN (a)(b)	5,910	5,910
		86,160
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1999 A, 0.08% 3/5/21, VRDN (a)	15,730	15,730
Series 1999 B, 0.1% 3/5/21, VRDN (a)(b)	8,100	8,100
		23,830
District Of Columbia - 0.6%
District of Columbia Rev. (Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.16% 3/5/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,515	3,515
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2011 A, 0.06% 3/5/21, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	25,800	25,800
		29,315
Florida - 6.0%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 0.06% 3/1/21, VRDN (a)(b)	23,900	23,900
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.07% 3/5/21, LOC Citibank NA, VRDN (a)(b)	8,585	8,585
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2015, 0.06% 3/1/21, VRDN (a)(b)	26,775	26,775
Series 2018 B, 0.06% 3/1/21, VRDN (a)(b)	15,500	15,500
Collier County Hsg. Fin. Auth. Multi-family Rev. (Summer Lakes Phase II Apts. Proj.) 0.07% 3/5/21, LOC Citibank NA, VRDN (a)(b)	10,410	10,410
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 0.08% 3/5/21, LOC Citibank NA, VRDN (a)(b)	9,585	9,585
(Savannah Springs Apts. Proj.) Series G, 0.07% 3/5/21, LOC Citibank NA, VRDN (a)(b)	12,220	12,220
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.07% 3/5/21, LOC Citibank NA, VRDN (a)(b)	10,125	10,125
(Meridian Pointe Apts. Proj.) Series 2005, 0.07% 3/5/21, LOC Citibank NA, VRDN (a)(b)	8,975	8,975
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.09% 3/5/21, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	61,035	61,035
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 0.06% 3/1/21, VRDN (a)(b)	23,250	23,250
FNMA:
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts. Proj.) Series A, 0.06% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	12,530	12,530
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.06% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	7,505	7,505
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Hunters Run Apts. Proj.) Series G, 0.07% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	5,825	5,825
(Mill Creek Apts. Proj.) Series 2004 K, 0.06% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	12,100	12,100
Series 2006 H, 0.1% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	5,795	5,795
Florida Hsg. Fin. Corp. Rev. (Valencia Village Apts. Proj.) Series G, 0.06% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	7,960	7,960
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 0.06% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	5,800	5,800
(Hunters Run Apts. Proj.) Series 2002 A, 0.06% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	6,445	6,445
(Morgan Creek Apts. Proj.) Series 2003, 0.06% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	10,600	10,600
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.06% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	7,285	7,285
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.06% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	8,910	8,910
		301,115
Georgia - 2.0%
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.18% 3/5/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,460	6,460
Monroe County Dev. Auth. Poll. Cont. Rev. Series 2010 A, 0.11% 3/5/21, LOC Truist Bank, VRDN (a)	5,345	5,345
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2017, 0.06% 3/1/21, VRDN (a)(b)	54,640	54,640
Series 2019, 0.06% 3/1/21, VRDN (a)(b)	24,225	24,225
FNMA Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.1% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	7,230	7,230
		97,900
Illinois - 1.4%
Chicago Midway Arpt. Rev. Series 2014 C, 0.08% 3/5/21, LOC Barclays Bank PLC, VRDN (a)(b)	14,710	14,710
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.07% 3/5/21, LOC Bayerische Landesbank, VRDN (a)(b)	37,770	37,770
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Delta-Unibus Corp. Proj.) Series 2001, 0.14% 3/5/21, LOC Bank of America NA, VRDN (a)(b)	400	400
Illinois Fin. Auth. Rev. Series 2011 B, 0.08% 3/5/21, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,300	1,300
FHLMC:
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts. Proj.) Series 2005, 0.1% 3/5/21, LOC Freddie Mac, VRDN (a)(b)	7,885	7,885
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.14% 3/5/21, LOC Freddie Mac, VRDN (a)(b)	6,000	6,000
		68,065
Indiana - 1.6%
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.04% 3/5/21, LOC Mizuho Bank Ltd., VRDN (a)	23,850	23,850
(PSI Energy Proj.) Series 2003 B, 0.11% 3/5/21, VRDN (a)(b)	39,500	39,493
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.13% 3/5/21, VRDN (a)	17,725	17,725
		81,068
Iowa - 3.6%
Iowa Fin. Auth. Econ. Dev. Rev. Series 2009 A, 0.06% 3/5/21, VRDN (a)	10,700	10,700
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 0.1% 3/5/21, VRDN (a)(b)	2,100	2,100
(MidAmerican Energy Proj.) Series 2008 A, 0.1% 3/5/21, VRDN (a)(b)	45,100	45,100
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 0.09% 3/5/21, VRDN (a)(b)	125,260	125,260
		183,160
Kansas - 1.4%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 0.13% 3/5/21, VRDN (a)	17,200	17,200
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.15% 3/5/21, VRDN (a)	2,400	2,400
Series 2007 B, 0.15% 3/5/21, VRDN (a)	9,400	9,400
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.):
Series 2000, 0.08% 3/5/21, LOC Bank of America NA, VRDN (a)(b)	25,100	25,100
Series 2002, 0.11% 3/5/21, LOC Bank of America NA, VRDN (a)(b)	7,000	7,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.13% 3/5/21, VRDN (a)	4,100	4,100
(Western Resources, Inc. Proj.) Series 1994, 0.13% 3/5/21, VRDN (a)	4,200	4,200
		69,400
Kentucky - 0.7%
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.07% 3/5/21 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	7,870	7,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 A, 0.07% 3/5/21 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	21,600	21,600
Louisville Reg'l. Arpt. Auth. Series 2006 A, 0.07% 3/1/21, VRDN (a)(b)	4,100	4,100
		33,570
Louisiana - 0.4%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2003, 0.05% 3/5/21, VRDN (a)(b)	18,050	18,050
Michigan - 0.3%
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2018 C, 0.06% 3/5/21, LOC Bank of America NA, VRDN (a)(b)	17,300	17,300
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.07% 3/5/21, LOC Bank of America NA, VRDN (a)(b)	6,500	6,500
Nebraska - 0.4%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2016 D, 0.06% 3/5/21 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	14,010	14,010
Series B, 0.06% 3/5/21 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,170	3,170
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 0.12% 3/5/21, VRDN (a)(b)	1,200	1,200
Series 1998, 0.12% 3/5/21, VRDN (a)(b)	1,200	1,200
		19,580
Nevada - 1.8%
Clark County Arpt. Rev.:
Series 2008 C1, 0.06% 3/5/21, LOC Bank of America NA, VRDN (a)(b)	1,250	1,250
Series 2008 C2, 0.05% 3/5/21, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	21,475	21,475
Series 2008 C3, 0.07% 3/5/21, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	23,995	23,995
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 0.06% 3/5/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	44,800	44,800
		91,520
New Jersey - 0.5%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 0.08% 3/5/21, LOC Citibank NA, VRDN (a)(b)	23,900	23,900
New York - 2.2%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Related-Upper East Proj.) Series A, 0.06% 3/5/21, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	22,600	22,600
New York City Transitional Fin. Auth. Rev. Series 2014 D4, 0.05% 3/5/21 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	1,100	1,100
FHLMC New York Hsg. Fin. Agcy. Rev.:
(Saville Hsg. Proj.) Series 2002 A, 0.07% 3/5/21, LOC Freddie Mac, VRDN (a)(b)	30,400	30,400
(Tower 31 Hsg. Proj.) Series 2005 A, 0.04% 3/5/21, LOC Freddie Mac, VRDN (a)(b)	500	500
FNMA:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (89 Murray St. Proj.) Series A, 0.07% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	525	525
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (255 West 9th Street Proj.) Series 2001 A, 0.07% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	24,800	24,800
New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.07% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	30,000	30,000
		109,925
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey:
Series 1991 1, 0.11% 3/29/21, VRDN (a)(b)(d)	4,000	4,000
Series 1991 2, 0.11% 3/29/21, VRDN (a)(b)(d)	5,700	5,700
Series 1991 3, 0.11% 3/29/21, VRDN (a)(b)(d)	6,000	6,000
Series 1992 2, 0.08% 3/29/21, VRDN (a)(d)	500	500
Series 1995 4, 0.11% 3/29/21, VRDN (a)(b)(d)	3,900	3,900
		20,100
North Carolina - 0.1%
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.06% 3/5/21, LOC Wells Fargo Bank NA, VRDN (a)	500	500
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.11% 3/5/21, VRDN (a)(b)	1,500	1,500
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.04% 3/5/21, LOC Rabobank Nederland New York Branch, VRDN (a)	2,000	2,000
		4,000
Ohio - 0.6%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.05% 3/5/21, VRDN (a)	18,300	18,300
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.06% 3/5/21, LOC Northern Trust Co., VRDN (a)	2,140	2,140
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2016 H, 0.08% 3/5/21 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	9,840	9,840
		30,280
Oregon - 0.1%
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.08% 3/5/21, LOC Bank of America NA, VRDN (a)(b)	2,830	2,830
(New Columbia - Trouton Proj.) Series 2005, 0.07% 3/5/21, LOC Bank of America NA, VRDN (a)(b)	4,680	4,680
		7,510
Pennsylvania - 0.3%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) Series 2007, 0.08% 3/5/21, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,905	6,905
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Series 2009 B, 0.07% 3/5/21, LOC MUFG Bank Ltd., VRDN (a)	3,200	3,200
Series 2009 C, 0.07% 3/5/21, LOC MUFG Bank Ltd., VRDN (a)	5,800	5,800
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.09% 3/5/21, LOC RBS Citizens NA, VRDN (a)	600	600
		16,505
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.12% 3/5/21, VRDN (a)(b)	1,000	1,000
Tennessee - 1.1%
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) Series 1999, 0.07% 3/5/21, VRDN (a)(b)	10,500	10,500
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.08% 3/5/21, LOC Rabobank Nederland, VRDN (a)(b)	29,700	29,700
FNMA Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.1% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
		55,200
Texas - 3.9%
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.05% 3/5/21, LOC JPMorgan Chase Bank, VRDN (a)(b)	15,125	15,125
(Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.06% 3/5/21, LOC PNC Bank NA, VRDN (a)(b)	2,700	2,700
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.08% 3/5/21, LOC Citibank NA, VRDN (a)(b)	12,130	12,130
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.05% 3/1/21, VRDN (a)(b)	2,220	2,220
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Fairlake Cove Apts. Proj.) Series 2005, 0.08% 3/5/21, LOC Citibank NA, VRDN (a)(b)	7,435	7,435
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003, 0.12% 3/5/21, VRDN (a)(b)	12,600	12,600
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.06% 3/5/21, LOC Bank of America NA, VRDN (a)(b)	20,560	20,560
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2000, 0.05% 3/5/21, VRDN (a)(b)	21,000	21,000
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.1% 3/5/21 (Total SA Guaranteed), VRDN (a)(b)	10,000	10,000
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 0.06% 3/5/21 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	6,165	6,165
Series 2001 A2, 0.09% 3/5/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	4,200	4,200
Series 2002 A, 0.09% 3/5/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	20,965	20,965
Series 2002 A2, 0.09% 3/5/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	4,740	4,740
Series 2003 A, 0.09% 3/5/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	6,255	6,255
Series 2004 B, 0.09% 3/5/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	3,480	3,480
Series 2006 A, 0.09% 3/5/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	9,410	9,410
Series 2007 B, 0.09% 3/5/21 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	12,960	12,960
FNMA:
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Primrose at Bammel Apts. Proj.) Series 2005, 0.1% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	6,980	6,980
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Residences at Sunset Pointe Proj.) Series 2006, 0.13% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
		193,925
Washington - 0.7%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.06% 3/5/21, LOC Bank of America NA, VRDN (a)(b)	15,705	15,705
Port of Seattle Rev. Series 2008, 0.08% 3/5/21, LOC MUFG Bank Ltd., VRDN (a)(b)	19,370	19,370
		35,075
West Virginia - 1.8%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.11% 3/5/21, VRDN (a)(b)	37,475	37,475
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.11% 3/5/21, VRDN (a)(b)	51,400	51,400
		88,875
Wisconsin - 0.5%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 0.08% 3/5/21, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	24,200	24,200
Wyoming - 0.7%
Converse County Envir. Impt. Rev. Series 1995, 0.1% 3/5/21, VRDN (a)(b)	700	700
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1994, 0.07% 3/5/21, VRDN (a)	4,590	4,590
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.06% 3/5/21, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,730	3,730
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.09% 3/5/21, VRDN (a)(b)	22,000	22,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.07% 3/5/21, VRDN (a)	900	900
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.07% 3/5/21, VRDN (a)	2,100	2,100
		34,020
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,955,363)		1,955,363

Tender Option Bond - 31.6%
Alabama - 0.1%
Huntsville Health Care Auth. Participating VRDN Series XG 03 01, 0.07% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	3,800	3,800
Arizona - 1.1%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series 20 XF 09 90, 0.07% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	7,570	7,570
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 0.06% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	4,200	4,200
Mesa Util. Sys. Rev. Participating VRDN Series Solar 17 0026, 0.08% 3/5/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(f)	5,270	5,270
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Floaters ZF 27 58, 0.09% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	1,925	1,925
Series XF 08 46, 0.12% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(e)(f)	19,345	19,345
Series YX 11 54, 0.09% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	2,190	2,190
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	13,400	13,400
		53,900
California - 2.5%
California Gen. Oblig. Participating VRDN Series DB 80 74, 0.1% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	39,500	39,500
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters ZM 05 43, 0.06% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	4,000	4,000
Dignityhealthxx Participating VRDN:
Series 17 04, 0.15% 4/9/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	800	800
Series DBE 80 11, 0.23% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	40,800	40,800
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Floaters XF 06 99, 0.07% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(e)(f)	6,520	6,520
Series XL 01 61, 0.08% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	7,435	7,435
Series ZM 04 73, 0.1% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)(f)	425	425
Series ZM 04 87, 0.1% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)(f)	1,470	1,470
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.1% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,900	2,900
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series Floaters XL 01 01, 0.07% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	1,235	1,235
Sanger Unified School District Participating VRDN Series Floaters XF 24 63, 0.06% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	10,105	10,105
Solano Cmnty. College District Participating VRDN Series Floaters XF 24 59, 0.06% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	3,145	3,145
Univ. of California Revs. Participating VRDN Series Floaters ZF 26 70, 0.06% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	4,200	4,200
		122,535
Colorado - 2.7%
Colorado Health Facilities Auth. Participating VRDN:
Series XG 02 51, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	3,470	3,470
Series XM 08 29, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,900	3,900
Series XM 08 38, 0.06% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,550	3,550
Series XM 08 41, 0.06% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	4,000	4,000
Series XX 11 30, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,880	3,880
Series ZF 08 09, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	1,000	1,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series MIZ 90 22, 0.14% 3/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(e)(f)	2,300	2,300
Denver City & County Arpt. Rev.:
Bonds Series G-114, 0.28%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	1,400	1,400
Participating VRDN:
Series Floaters XF 07 57, 0.11% 3/5/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	2,915	2,915
Series Floaters XG 01 96, 0.11% 3/5/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	47,905	47,905
Series Floaters XG 01 97, 0.11% 3/5/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	1,800	1,800
Series Floaters XL 00 83, 0.11% 3/5/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	23,665	23,665
Series Floaters XL 00 84, 0.11% 3/5/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	13,665	13,665
Series Floaters ZF 06 89, 0.11% 3/5/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	2,190	2,190
Series Floaters ZF 06 90, 0.11% 3/5/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	9,315	9,315
Series Floaters ZF 06 91, 0.11% 3/5/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	3,680	3,680
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series Solar 0065, 0.08% 3/5/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(f)	6,020	6,020
		134,655
Connecticut - 2.4%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 0.11% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,950	1,950
Series Floaters 016, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	82,710	82,710
Series Floaters XL 00 66, 0.11% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	2,530	2,530
Series XM 07 62, 0.1% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,900	2,900
Series XM 08 57, 0.1% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	5,200	5,200
Series XM 08 58, 0.1% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	4,440	4,440
Series YX 11 07, 0.11% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,500	1,500
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.21%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	5,350	5,350
Participating VRDN:
Series Floaters YX 10 77, 0.11% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	4,110	4,110
Series ROC II R 14073, 0.09% 3/5/21 (Liquidity Facility Citibank NA) (a)(e)(f)	1,500	1,500
Series XM 08 67, 0.1% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,500	2,500
Series YX 11 37, 0.11% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,680	1,680
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 0.1% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,700	3,700
		120,070
District Of Columbia - 0.6%
District of Columbia Gen. Oblig. Participating VRDN:
Series Floaters YX 10 39, 0.06% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,700	1,700
Series MS 4301, 0.06% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	5,600	5,600
Series Solar 0035, 0.08% 3/5/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(f)	2,445	2,445
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	4,800	4,800
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 52, 0.09% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	910	910
Series XF 09 20, 0.06% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,145	2,145
Series XG 02 67, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	5,385	5,385
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN:
Series Floaters XF 06 94, 0.12% 3/5/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	2,000	2,000
Series Floaters XF 27 94, 0.13% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	1,545	1,545
Series Floaters ZM 05 54, 0.07% 3/5/21 (Liquidity Facility Citibank NA) (a)(b)(e)(f)	2,500	2,500
		29,030
Florida - 2.8%
Broward County Arpt. Sys. Rev. Participating VRDN:
Series Floaters XL 00 88, 0.09% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	15,950	15,950
Series XF 09 15, 0.07% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(e)(f)	2,810	2,810
Broward County Port Facilities Rev.:
Bonds Series G 115, 0.28%, tender (a)(b)(d)(e)(f)	2,000	2,000
Participating VRDN:
Series XF 08 17, 0.1% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)(f)	10,440	10,440
Series XF 09 52, 0.09% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(e)(f)	4,425	4,425
Series ZF 08 26, 0.12% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(e)(f)	2,635	2,635
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	5,480	5,480
Series ZF 09 31, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	1,605	1,605
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 0.13% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	1,100	1,100
Gainesville Utils. Sys. Rev. Participating VRDN Series YX 11 18, 0.06% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,775	3,775
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Bonds Series Floaters G 25, 0.28%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	2,400	2,400
Participating VRDN:
Series Floaters ZF 25 03, 0.07% 3/5/21 (Liquidity Facility Citibank NA) (a)(b)(e)(f)	3,750	3,750
Series XF 28 77, 0.11% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	8,800	8,800
Series XM 08 90, 0.08% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	8,765	8,765
Series XM 08 96, 0.08% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	10,200	10,200
Series ZF 08 22, 0.11% 3/5/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	8,200	8,200
Series ZF 09 74, 0.08% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	2,635	2,635
Series ZM 07 79, 0.08% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	2,820	2,820
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.33% 4/9/21 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	18,805	18,805
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	2,185	2,185
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	3,500	3,500
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.13% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,190	3,190
Pinellas County Fla School Board Ctfs. Participating VRDN Series Floaters ZF 05 86, 0.07% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	5,000	5,000
Pittsburg WTSW Participating VRDN Series XM 00 06, 0.09% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	6,400	6,400
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 0.13% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,300	1,300
Series XM 08 68, 0.1% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	700	700
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.23%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	3,100	3,100
		141,970
Georgia - 1.7%
Atlanta Arpt. Rev. Participating VRDN:
Series XF 08 15, 0.11% 3/5/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	3,000	3,000
Series XM 07 97, 0.15% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	4,065	4,065
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	645	645
Series XM 07 51, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	1,500	1,500
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 0.09% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	13,800	13,800
Fayette County Hosp. Auth. Rev. Participating VRDN Series XM 08 92, 0.13% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,100	2,100
Gainesville & Hall County Hosp. Auth. Rev. Participating VRDN Series XG 02 85, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	11,100	11,100
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 0.11% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	2,945	2,945
Series XG 02 56, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	11,000	11,000
Series XG 02 57, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	1,200	1,200
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 0.09% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	3,400	3,400
Monroe County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 106, 0.09% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	5,000	5,000
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	10,800	10,800
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters XM 04 35, 0.06% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	12,000	12,000
		82,555
Hawaii - 0.5%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 0.09% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	12,290	12,290
Hawaii Gen. Oblig. Participating VRDN:
Series 16 XF0439, 0.07% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	6,000	6,000
Series Solar 17 0031, 0.08% 3/5/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(f)	5,030	5,030
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.06% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,270	3,270
		26,590
Illinois - 3.1%
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 0.08% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	6,400	6,400
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 23, 0.11% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	11,270	11,270
Series Floaters XG 02 19, 0.11% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	6,475	6,475
Series Floaters XM 06 86, 0.11% 3/5/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	4,480	4,480
Series XF 28 66, 0.09% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	3,650	3,650
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	15,190	15,190
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 0.08% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,900	1,900
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 12, 0.08% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	4,400	4,400
Illinois Fin. Auth. Participating VRDN Series XG 02 99, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	2,500	2,500
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters 017, 0.18% 4/9/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	17,285	17,285
Series XF 07 11, 0.08% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	7,450	7,450
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 0.08% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	7,000	7,000
Series Floaters XF 10 43, 0.08% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,650	3,650
Series Floaters XX 10 81, 0.08% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	13,100	13,100
Series Floaters YX 10 72, 0.08% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	2,595	2,595
Series Floaters YX 10 86, 0.08% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,660	1,660
Series XF 10 10, 0.08% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	7,500	7,500
Series XF 28 41, 0.08% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,150	3,150
Series XM 07 59, 0.13% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	5,050	5,050
Series XX 11 41, 0.08% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,400	1,400
Series YX 11 50, 0.08% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	2,590	2,590
Series YX 11 51, 0.08% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	5,975	5,975
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.07% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,000	2,000
Series 15 XM 0078, 0.1% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	15,375	15,375
Series XF 08 01, 0.07% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,800	3,800
		155,845
Indiana - 0.4%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.1% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	13,000	13,000
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.18% 4/9/21 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	8,075	8,075
		21,075
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 27, 0.11% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	2,800	2,800
Kansas - 0.1%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.05% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	5,420	5,420
Kentucky - 0.7%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.14% 3/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(e)(f)	3,665	3,665
Kentucky Bd Dev. Corp. Indl. Bldg. Participating VRDN Series XX 11 24, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,900	1,900
Kentucky Econ. Dev. Fin. Auth. Participating VRDN:
Series Floaters XF 10 24, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	10,400	10,400
Series Floaters XF 24 85, 0.08% 3/5/21 (Liquidity Facility Citibank NA) (a)(e)(f)	10,300	10,300
Series XM 08 39, 0.06% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,390	2,390
Series XM 08 42, 0.06% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,575	2,575
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.23%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	1,300	1,300
		32,530
Louisiana - 2.6%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.06% 3/5/21 (Liquidity Facility Citibank NA) (a)(e)(f)	114,600	114,600
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series XF 12 02, 0.06% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	5,740	5,740
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 0.09% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	8,340	8,340
		128,680
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 0.07% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	7,275	7,275
Montgomery County Gen. Oblig. Participating VRDN Series Floaters XG 02 15, 0.1% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	1,600	1,600
		8,875
Massachusetts - 0.3%
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, 0.21%, tender 6/17/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	10,360	10,360
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, 0.21%, tender 6/10/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	4,800	4,800
Series Clipper 09 69, 0.21%, tender 6/17/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	1,600	1,600
		16,760
Michigan - 0.4%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	5,500	5,500
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.06% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,525	2,525
Series 16 XM0223, 0.05% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	2,400	2,400
Series Floaters ZF 07 90, 0.1% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	530	530
Series Floaters ZF 07 96, 0.1% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	750	750
Series Floaters ZF 28 25, 0.11% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	1,300	1,300
Series XM 04 72, 0.06% 3/5/21 (Liquidity Facility Citibank NA) (a)(e)(f)	1,650	1,650
Series XM 07 48, 0.13% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	3,900	3,900
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.13% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,100	2,100
		20,655
Missouri - 1.8%
Kansas City Indl. Dev. Auth. Participating VRDN Series YX 11 59, 0.09% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	2,200	2,200
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 0.09% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	23,500	23,500
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	3,000	3,000
Series Floaters XG 01 84, 0.08% 3/5/21 (Liquidity Facility Citibank NA) (a)(e)(f)	2,300	2,300
Missouri Health and Edl. Facilities Rev. Participating VRDN:
Series Floaters 14, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	34,500	34,500
Series Floaters 17 010, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	20,355	20,355
Series Floaters C17, 0.08% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	5,500	5,500
		91,355
Nebraska - 0.0%
Central Plains Energy Proj. Rev. Participating VRDN Series XM 01 85, 0.09% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	1,700	1,700
Nevada - 0.0%
Las Vegas Convention & Visitors Auth. Participating VRDN Series XM 08 66, 0.07% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	2,100	2,100
New Jersey - 0.2%
New Jersey Gen. Oblig. Participating VRDN Series ZF 12 07, 0.06% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,400	3,400
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 0.09% 3/5/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	2,300	2,300
New Jersey Trans. Trust Fund Auth. Participating VRDN Series YX 11 38, 0.06% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	5,700	5,700
		11,400
New York - 0.8%
New York City Gen. Oblig. Participating VRDN Series 2020 003, 0.23% 4/9/21 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	1,225	1,225
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 002, 0.18% 4/9/21 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	11,195	11,195
Series Floaters E99, 0.06% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	4,400	4,400
New York Liberty Dev. Corp. Participating VRDN 0.08% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,000	2,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 04 99, 0.06% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	6,400	6,400
Series XF 28 78, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	4,800	4,800
Series XG 02 90, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	11,205	11,205
		41,225
New York And New Jersey - 0.8%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF0407, 0.08% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	5,770	5,770
Series 20 XF 09 86, 0.08% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	1,440	1,440
Series 20 ZF 09 83, 0.08% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	850	850
Series 20 ZF 09 84, 0.08% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	2,015	2,015
Series 20 ZF 09 87, 0.08% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	1,060	1,060
Series Floaters XF 05 65, 0.06% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	3,730	3,730
Series Floaters XF 06 83, 0.07% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(e)(f)	2,000	2,000
Series Floaters XF 24 88, 0.08% 3/5/21 (Liquidity Facility Citibank NA) (a)(b)(e)(f)	2,500	2,500
Series Floaters XM 06 16, 0.11% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	8,650	8,650
Series ROC 14086, 0.08% 3/5/21 (Liquidity Facility Citibank NA) (a)(b)(e)(f)	9,510	9,510
Series XF 09 38, 0.08% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	4,300	4,300
		41,825
North Carolina - 0.2%
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series 15 XF0147, 0.07% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	8,000	8,000
Series XF 08 85, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	2,195	2,195
		10,195
Ohio - 0.8%
Columbus Gen. Oblig. Participating VRDN Series DB 80 75, 0.1% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	3,600	3,600
CommonSpirit Health Participating VRDN Series MIZ 90 20, 0.14% 3/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(e)(f)	1,880	1,880
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.13% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	1,200	1,200
Erie County Hosp. Facilities Rev. Participating VRDN Series BAML 5019, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	16,650	16,650
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.1% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,100	1,100
Hamilton County Hosp. Facilities Rev. Participating VRDN Series XF 28 89, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	2,300	2,300
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.18% 4/9/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	7,510	7,510
Ohio Hosp. Rev. Participating VRDN:
Series 002, 0.18% 4/9/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,900	3,900
Series XF 09 67, 0.05% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	1,835	1,835
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.23%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	2,175	2,175
		42,150
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	310	310
Series Floaters XX 10 96, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	10,535	10,535
		10,845
Oregon - 0.1%
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.06% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	2,950	2,950
Salem Hosp. Facility Auth. Rev. Participating VRDN Series XM 08 13, 0.09% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	1,750	1,750
		4,700
Pennsylvania - 0.4%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters YX 10 49, 0.11% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	2,385	2,385
Series XF 09 69, 0.1% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	1,600	1,600
Series XM 08 87, 0.1% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	1,230	1,230
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.2%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	2,295	2,295
Pennsylvania State Univ. Participating VRDN Series XM 08 27, 0.06% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,100	3,100
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 0.23%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	800	800
Participating VRDN Series Floaters E 101, 0.06% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	5,000	5,000
Philadelphia Auth. for Indl. Dev. Participating VRDN Series XG 02 53, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	2,100	2,100
		18,510
South Carolina - 0.6%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, 0.08% 3/5/21 (Liquidity Facility U.S. Bank NA, Cincinnati)(a)(e)(f)	7,790	7,790
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series Floaters BAML 50 04, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	5,160	5,160
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN:
Series XF 09 30, 0.13% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,800	3,800
Series XF 28 83, 0.13% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)(f)	2,300	2,300
South Carolina Ports Auth. Ports Rev. Participating VRDN:
Series XF 08 20, 0.11% 3/5/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	6,410	6,410
Series ZF 08 24, 0.11% 3/5/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	4,575	4,575
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.07% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	580	580
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.23%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	1,200	1,200
		31,815
Tennessee - 0.4%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN:
Series XG 02 68, 0.1% 3/5/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	2,900	2,900
Series YX 11 39, 0.09% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)(f)	3,000	3,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	2,000	2,000
Series Floaters XL 00 62, 0.08% 3/5/21 (Liquidity Facility Citibank NA) (a)(e)(f)	2,320	2,320
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.13% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	5,000	5,000
Vanderbilt Hosp. Participating VRDN 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	4,475	4,475
		19,695
Texas - 0.9%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.23%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	1,000	1,000
Dallas County Util. and Reclamation District Participating VRDN Series Floaters CTFS G 99, 0.06% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	1,630	1,630
El Paso Independent School District Participating VRDN Series ZF 08 64, 0.07% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	3,335	3,335
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.06% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	5,100	5,100
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.06% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	14,400	14,400
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.13% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	4,000	4,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series XM 08 32, 0.06% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,200	3,200
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 0.06% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	6,900	6,900
Series XG 02 78, 0.1% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	2,880	2,880
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 0.06% 3/5/21 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	4,095	4,095
		46,540
Virginia - 0.7%
Loudoun County Gen. Oblig. Participating VRDN Series Solar 2017 38, 0.08% 3/5/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(f)	2,910	2,910
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.18% 4/9/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	13,100	13,100
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.11% 3/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(e)(f)	8,025	8,025
Univ. of Virginia Gen. Rev. Participating VRDN Series Solar 17 17, 0.08% 3/5/21 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)(f)	3,300	3,300
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.23%, tender 8/2/21 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	1,300	1,300
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.13% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,935	3,935
Series ZF 09 27, 0.13% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,200	3,200
		35,770
Washington - 1.4%
CommonSpirit Health Participating VRDN Series XF 1017, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	10,200	10,200
Port of Seattle Rev. Participating VRDN:
Series Floaters XF 05 22, 0.12% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(e)(f)	3,600	3,600
Series Floaters XM 06 65, 0.13% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	12,700	12,700
Series Floaters ZM 06 69, 0.18% 3/5/21 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(e)(f)	9,700	9,700
Series XF 26 30, 0.08% 3/5/21 (Liquidity Facility Cr. Suisse AG) (a)(b)(e)(f)	8,480	8,480
Series XF 28 28, 0.1% 3/5/21 (Liquidity Facility Cr. Suisse AG) (a)(b)(e)(f)	7,340	7,340
Series XM 08 75, 0.1% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(e)(f)	2,950	2,950
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 0.11% 3/5/21 (Liquidity Facility Bank of America NA) (a)(b)(e)(f)	5,410	5,410
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series XG 02 92, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,700	3,700
Series XG 02 96, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	2,700	2,700
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 0.08% 3/5/21 (Liquidity Facility Bank of America NA) (a)(e)(f)	2,280	2,280
		69,060
TOTAL TENDER OPTION BOND
(Cost $1,586,630)		1,586,630

Other Municipal Security - 27.2%
Alabama - 0.1%
Huntsville Health Care Auth. Rev. Series 2020, 0.16% 3/5/21, CP	7,400	7,400
Arizona - 0.2%
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2017 B, 5% 7/1/21	500	508
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.13% 7/6/21, CP	7,700	7,700
		8,208
California - 1.0%
California Gen. Oblig. Bonds Series 2020, 2% 3/1/21	12,300	12,300
Los Angeles Gen. Oblig. TRAN Series 2020, 4% 6/24/21	30,000	30,348
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1, 0.11% 3/9/21, LOC Sumitomo Mitsui Banking Corp., CP	6,701	6,701
		49,349
Colorado - 0.0%
Colorado Ed. Ln. Prog. TRAN Series 2020 A:
3% 6/29/21	825	833
4% 6/29/21	465	471
		1,304
Connecticut - 0.2%
Connecticut Gen. Oblig. Bonds:
Series A, 3% 1/15/22	500	513
Series C, 3% 6/1/21	1,600	1,611
Connecticut Hsg. Fin. Auth. Bonds Series E4, 0.375%, tender 11/15/21 (a)	6,700	6,700
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2014 A, 5% 9/1/21	1,000	1,024
		9,848
District Of Columbia - 0.0%
District of Columbia Rev. Bonds Series 2000, 0.1% tender 3/16/21, LOC JPMorgan Chase Bank, CP mode	2,600	2,600
Florida - 4.5%
Florida Local Govt. Fin. Cmnty. Series 2021, 0.09% 4/1/21, LOC JPMorgan Chase Bank, CP	7,130	7,130
Jacksonville Gen. Oblig. Series A, 0.07% 3/5/21, LOC Bank of America NA, CP	9,900	9,900
Miami-Dade County Series A1, 0.11% 5/6/21, LOC Bank of America NA, CP (b)	95,893	95,893
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 0.33%, tender 9/24/21 (a)(g)	28,200	28,200
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 0.28%, tender 9/24/21 (a)(g)	28,900	28,900
School District of Lee County TAN Series 2020, 1.5% 3/31/21	14,300	14,315
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 0.33%, tender 9/24/21 (a)(g)	42,015	42,015
		226,353
Georgia - 2.3%
Atlanta Arpt. Rev.:
Series J2, 0.14% 8/4/21, LOC Bank of America NA, CP (b)	30,453	30,453
Series K1, 0.18% 7/6/21, LOC PNC Bank NA, CP	22,400	22,400
Series K2:
0.17% 7/6/21, LOC PNC Bank NA, CP (b)	1,000	1,000
0.18% 7/6/21, LOC PNC Bank NA, CP (b)	1,773	1,773
0.22% 7/6/21, LOC PNC Bank NA, CP (b)	49,395	49,395
0.24% 7/6/21, LOC PNC Bank NA, CP (b)	3,000	3,000
Series L2, 0.14% 8/2/21, LOC JPMorgan Chase Bank, CP (b)	8,227	8,227
		116,248
Illinois - 0.9%
Chicago Midway Arpt. Rev. Series A, 0.19% 3/16/21, LOC JPMorgan Chase Bank, CP (b)	3,700	3,700
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 2012 B, 5% 1/1/22 (Pre-Refunded to 1/1/22 @ 100) (b)	430	447
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 0.33%, tender 9/24/21 (a)(g)	40,690	40,690
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	325	325
		45,162
Massachusetts - 0.8%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 5, 0.11% tender 3/5/21 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	16,500	16,500
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992, 0.11% tender 3/22/21, CP mode	5,137	5,137
Series 2021:
0.1% tender 3/5/21, CP mode	13,100	13,100
0.1% tender 3/8/21, CP mode	1,300	1,300
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021, 0.15% 9/16/21, LOC State Street Bank & Trust Co., Boston, CP	6,550	6,550
		42,587
Michigan - 0.8%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.28%, tender 9/24/21 (a)(g)	17,245	17,245
Michigan Bldg. Auth. Rev. Series 8, 0.13% 3/11/21, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	17,300	17,300
Michigan Fin. Auth. Rev. Bonds Series 2015 D2, SIFMA Municipal Swap Index + 0.500% 0.53%, tender 8/9/21 (a)(g)	1,900	1,900
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (a)	1,600	1,602
		38,047
Montana - 0.1%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 1%, tender (a)	1,550	1,553
(Intercap Revolving Prog.) Series 2017, 1%, tender (a)	1,300	1,303
		2,856
Nebraska - 0.4%
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.11% 7/8/21, CP	3,800	3,800
0.17% 3/8/21, CP	5,100	5,100
0.17% 3/9/21, CP	3,650	3,650
0.23% 3/3/21, CP	5,400	5,400
0.23% 3/4/21, CP	2,675	2,675
		20,625
New Jersey - 0.3%
Monmouth County BAN Series 2020, 0.3% 12/27/21	9,700	9,700
New Jersey Econ. Dev. Auth. Rev. Bonds Series 2012 II, 5% 3/1/21 (Escrowed to Maturity)	2,300	2,300
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Bonds Series 2013, 5% 12/1/21 (b)	3,600	3,722
		15,722
New York - 3.7%
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 5% 3/15/21	8,310	8,323
New York State Dorm. Auth. RAN Series 2020 B, 5% 3/31/21	137,275	137,789
New York Urban Dev. Corp. Rev. Bonds Series 2016 A, 5% 3/15/21	3,750	3,755
Smithtown Central School District TAN Series 2020, 2% 6/25/21	20,000	20,109
South Huntington Union Free School District TAN Series 2020, 2% 6/25/21	15,000	15,082
		185,058
New York And New Jersey - 1.4%
Port Auth. of New York & New Jersey:
Bonds:
Series 167, 5% 3/15/21 (b)	1,260	1,262
Series 186, 5% 10/15/21 (b)	1,555	1,602
Series 195, 5% 10/1/21 (b)	600	617
Series 197, 5% 11/15/21 (b)	3,000	3,102
Series 202, 5% 10/15/21 (b)	2,700	2,781
Series 2020:
0.22% 3/17/21, CP	4,700	4,700
0.25% 3/9/21, CP (b)	20,665	20,665
0.28% 3/3/21, CP	3,570	3,570
Series 2021:
0.14% 3/31/21, CP	7,200	7,200
0.14% 4/7/21, CP	3,300	3,300
0.14% 4/14/21, CP	8,310	8,310
0.15% 4/12/21, CP (b)	13,435	13,435
		70,544
Ohio - 0.4%
Belmont County BAN Series 2020, 1% 8/25/21 (Ohio Gen. Oblig. Guaranteed)	2,050	2,058
Fairborn Gen. Oblig. BAN Series 2020 B, 2% 3/18/21	1,000	1,001
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series 2012 A, 5% 1/1/22	1,205	1,254
Series B6, 0.16% tender 3/9/21, CP mode	7,400	7,400
Union Township Clermont County Gen. Oblig. BAN Series 2020, 1% 9/1/21 (Ohio Gen. Oblig. Guaranteed)	6,000	6,023
		17,736
Pennsylvania - 1.0%
Pennsylvania Gen. Oblig. Bonds Series 2020 1, 3% 5/1/21	19,395	19,485
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2011 A, 5.125% 5/1/21 (Pre-Refunded to 5/1/21 @ 100)	2,900	2,924
Philadelphia Gen. Oblig. TRAN Series 2020 A, 4% 6/30/21	13,000	13,161
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds:
Series 2014 B1, 0.19% tender 4/1/21, CP mode	7,900	7,900
Series 2014 B2, 0.23% tender 3/2/21, CP mode	7,800	7,800
		51,270
South Carolina - 0.3%
South Carolina Pub. Svc. Auth. Rev.:
Series 2020 A, 0.13% 3/4/21, LOC Barclays Bank PLC, CP	5,700	5,700
Series 2021, 0.09% 4/1/21, LOC Barclays Bank PLC, CP	7,100	7,100
		12,800
Texas - 8.1%
Austin Elec. Util. Sys. Rev. Series A, 0.09% 4/6/21 (Liquidity Facility JPMorgan Chase Bank), CP	4,500	4,500
Brownsville Util. Sys. Rev. Series A, 0.25% 4/29/21, LOC Bank of America NA, CP	2,600	2,600
Dallas Fort Worth Int'l. Arpt. Rev. Bonds Series 2012 D, 5% 11/1/21 (Pre-Refunded to 11/1/21 @ 100) (b)	1,000	1,033
Garland 0.1% 3/26/21, LOC Citibank NA, CP	3,000	3,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 0.23%, tender 9/24/21 (a)(g)	33,900	33,900
Series 2016 B2, 0.21% tender 4/1/21, CP mode	9,300	9,300
Series C1, 0.24% tender 4/6/21, CP mode	7,400	7,400
Harris County Gen. Oblig.:
Series A1, 0.1% 5/5/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,900	2,900
Series D2:
0.09% 5/5/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,200	4,200
0.16% 3/2/21 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,700	7,700
Harris County Metropolitan Trans. Auth. Series A1:
0.13% 6/16/21 (Liquidity Facility JPMorgan Chase Bank), CP	9,500	9,500
0.19% 4/8/21 (Liquidity Facility JPMorgan Chase Bank), CP	14,350	14,350
Houston Arpt. Sys. Rev.:
Bonds Series 2011 A:
5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100) (b)	2,250	2,284
5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100) (b)	2,000	2,030
Series A, 0.12% 5/13/21, LOC Sumitomo Mitsui Banking Corp., CP (b)	3,700	3,700
Houston Gen. Oblig.:
Series E1, 0.1% 3/11/21, LOC Citibank NA, CP	2,900	2,900
Series G2:
0.09% 3/4/21, LOC Barclays Bank PLC, CP	5,400	5,400
0.09% 3/9/21, LOC Barclays Bank PLC, CP	6,600	6,600
TRAN Series 2020, 3% 6/30/21	600	606
Houston Util. Sys. Rev. Series 2021, 0.11% 3/4/21, LOC PNC Bank NA, CP	2,300	2,300
Lower Colorado River Auth. Rev. Series B, 0.19% 5/6/21, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
North Texas Tollway Auth. Rev. Bonds:
Series 2011 A, 5.5% 9/1/21 (Pre-Refunded to 9/1/21 @ 100)	2,915	2,991
Series 2011 D, 5% 9/1/21 (Pre-Refunded to 9/1/21 @ 100)	10,000	10,238
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 0.33%, tender 9/24/21 (a)(g)	31,700	31,700
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 0.33%, tender 9/24/21 (a)(g)	31,000	31,000
Texas A&M Univ. Rev. Series B, 0.2% 3/3/21, CP	15,000	15,000
Texas Gen. Oblig.:
Bonds:
Series 2011 C, 5% 8/1/21 (b)	1,170	1,193
Series 2018, 4% 8/1/21 (b)	1,225	1,244
TRAN Series 2020, 4% 8/26/21	152,800	155,601
Texas Pub. Fin. Auth. Rev. Series 2019 A, 0.12% 7/8/21 (Liquidity Facility Texas Gen. Oblig.), CP	3,125	3,125
Texas State Univ. Sys. Fing. Rev. Bonds Series 2011:
5% 3/15/21 (Pre-Refunded to 3/15/21 @ 100)	5,000	5,008
5% 3/15/21 (Pre-Refunded to 3/15/21 @ 100)	4,225	4,232
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2014 A, 5% 4/1/21	7,500	7,523
Univ. of Texas Board of Regents Sys. Rev. Series A, 0.12% 4/1/21 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,815	2,815
Univ. of Texas Permanent Univ. Fund Rev. Series A, 0.13% 3/10/21, CP	9,400	9,400
		408,273
Washington - 0.6%
King County Gen. Oblig. Series A:
0.11% 6/17/21, CP	6,700	6,700
0.12% 8/4/21, CP	4,800	4,800
0.12% 8/24/21, CP	8,000	8,000
Port of Seattle Rev.:
Bonds Series 2017 C, 5% 5/1/21 (b)	4,800	4,837
Series B1, 0.14% 3/11/21, LOC Bank of America NA, CP (b)	5,300	5,300
Washington Health Care Facilities Auth. Rev. Bonds Series 2012 B, 5%, tender 10/1/21 (a)	100	103
		29,740
Wisconsin - 0.1%
Wisconsin Gen. Oblig. Series 2021, 0.08% 3/4/21 (Liquidity Facility PNC Bank NA), CP	3,122	3,122
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,364,852)		1,364,852
	Shares (000s)	Value (000s)

Investment Company - 2.2%
Fidelity Municipal Cash Central Fund .05% (h)(i)
(Cost $110,713)	110,697	110,713
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,017,558)		5,017,558
NET OTHER ASSETS (LIABILITIES) - 0.0%		(670)
NET ASSETS - 100%		$5,016,888

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,200,000 or 0.6% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,180,000 or 1.2% of net assets.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.23%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada)	11/2/20	$1,000
Broward County Port Facilities Rev. Bonds Series G 115, 0.28%, tender 9/1/21 (Liquidity Facility Royal Bank of Canada)	9/1/20	$2,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.21%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada)	10/1/20	$5,350
Denver City & County Arpt. Rev. Bonds Series G-114, 0.28%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada)	12/1/20	$1,400
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.28%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada)	10/1/20	$2,400
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.23%, tender 5/3/21 (Liquidity Facility Royal Bank of Canada)	11/2/20	$1,300
Massachusetts Clean Wtr. Trust Bonds Series Clipper 09 30, 0.21%, tender 3/4/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	4/3/09	$10,360
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.21%, tender 6/10/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/12/20	$4,800
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.21%, tender 6/17/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19 - 8/20/20	$1,600
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.23%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada)	12/1/20	$2,175
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 0.2%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada)	6/3/20	$2,295
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.23%, tender 6/1/21 (Liquidity Facility Royal Bank of Canada)	12/1/20	$800
Port Auth. of New York & New Jersey Series 1991 1, 0.11% 3/4/21, VRDN	8/17/20	$4,000
Port Auth. of New York & New Jersey Series 1991 2, 0.11% 3/4/21, VRDN	8/17/20	$5,700
Port Auth. of New York & New Jersey Series 1991 3, 0.11% 3/4/21, VRDN	5/20/20	$6,000
Port Auth. of New York & New Jersey Series 1992 2, 0.08% 3/4/21, VRDN	7/15/20	$500
Port Auth. of New York & New Jersey Series 1995 4, 0.11% 3/29/21, VRDN	8/17/20	$3,900
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.23%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada)	10/1/20	$1,200
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 0.23%, tender 7/1/21 (Liquidity Facility Royal Bank of Canada)	1/4/21	$3,100
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.23%, tender 8/2/21 (Liquidity Facility Royal Bank of Canada)	2/1/21	$1,300

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$78
Total	$78

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,906,845)	$4,906,845
Fidelity Central Funds (cost $110,713)	110,713
Total Investment in Securities (cost $5,017,558)		$5,017,558
Cash		1
Receivable for investments sold		9,500
Receivable for fund shares sold		913
Interest receivable		12,117
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		4
Total assets		5,040,097
Liabilities
Payable for investments purchased	$17,771
Payable for fund shares redeemed	4,909
Distributions payable	2
Accrued management fee	460
Other affiliated payables	36
Other payables and accrued expenses	31
Total liabilities		23,209
Net Assets		$5,016,888
Net Assets consist of:
Paid in capital		$5,016,955
Total accumulated earnings (loss)		(67)
Net Assets		$5,016,888
Net Asset Value, offering price and redemption price per share ($5,016,888 ÷ 5,009,225 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$5,489
Income from Fidelity Central Funds		76
Total income		5,565
Expenses
Management fee	$6,495
Transfer agent fees	4,022
Accounting fees and expenses	223
Custodian fees and expenses	19
Independent trustees' fees and expenses	8
Registration fees	39
Audit	21
Legal	6
Miscellaneous	8
Total expenses before reductions	10,841
Expense reductions	(5,540)
Total expenses after reductions		5,301
Net investment income (loss)		264
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	493
Fidelity Central Funds	7
Capital gain distributions from Fidelity Central Funds	2
Total net realized gain (loss)		502
Net increase in net assets resulting from operations		$766

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$264	$42,956
Net realized gain (loss)	502	615
Net increase in net assets resulting from operations	766	43,571
Distributions to shareholders	(258)	(46,805)
Share transactions
Proceeds from sales of shares	249,941	1,407,289
Reinvestment of distributions	246	44,577
Cost of shares redeemed	(664,176)	(2,563,856)
Net increase (decrease) in net assets and shares resulting from share transactions	(413,989)	(1,111,990)
Total increase (decrease) in net assets	(413,481)	(1,115,224)
Net Assets
Beginning of period	5,430,369	6,545,593
End of period	$5,016,888	$5,430,369
Other Information
Shares
Sold	249,941	1,407,289
Issued in reinvestment of distributions	246	44,577
Redeemed	(664,176)	(2,563,856)
Net increase (decrease)	(413,989)	(1,111,990)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Money Market Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.007	.013	.009	.004	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A	–A
Total from investment operations	–A	.008	.013	.009	.004	–A
Distributions from net investment income	–A	(.007)	(.013)	(.009)	(.004)	–A
Distributions from net realized gain	–	(.001)	–A	–	–A	–A
Total distributions	–A	(.008)	(.013)	(.009)	(.004)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	- %D	.76%	1.30%	.89%	.42%	.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G	.42%	.42%	.41%	.40%	.41%
Expenses net of fee waivers, if any	.20%G	.41%	.42%	.41%	.40%	.18%
Expenses net of all reductions	.20%G	.41%	.42%	.41%	.40%	.18%
Net investment income (loss)	.01%G	.71%	1.29%	.87%	.41%	.03%
Supplemental Data
Net assets, end of period (in millions)	$5,017	$5,430	$6,546	$8,219	$11,057	$16,719

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Amount represents less than .005%.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, deferred Trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$5,017,558

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration

Short-term	$(465)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .25% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Municipal Money Market Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

	Purchases ($)	Sales ($)
Fidelity Municipal Money Market Fund	96,261	35,805

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $5,533.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $5.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

(Amounts in thousands except percentages)

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Municipal Money Market Fund	.20%
Actual		$1,000.00	$1,000.05	$.99-C
Hypothetical-D		$1,000.00	$1,023.80	$1.00-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .42% and the expenses paid in the actual and hypothetical examples above would have been $2.08 and $2.11, respectively.

 D 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

MMM-SANN-0421
1.703548.123

Fidelity® Arizona Municipal Income Fund

Fidelity® Arizona Municipal Money Market Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Fidelity® Arizona Municipal Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Arizona Municipal Money Market Fund
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Arizona Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of February 28, 2021

% of fund's net assets
Education	25.8
Health Care	18.6
General Obligations	17.9
Transportation	10.7
Special Tax	7.4

Quality Diversification (% of fund's net assets)

As of February 28, 2021
AAA	1.3%
AA,A	92.2%
BBB	2.2%
Not Rated	2.6%
Short-Term Investments and Net Other Assets	1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Arizona Municipal Income Fund

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Arizona - 98.0%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2012 A:	$	$
5% 7/1/26	550,000	583,572
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	450,000	478,436
Series 2015 A, 5% 7/1/35	2,215,000	2,549,997
Series 2015 B, 5% 7/1/31	1,525,000	1,770,739
Series 2015 D:
5% 7/1/34	500,000	576,535
5% 7/1/35	900,000	1,036,116
5% 7/1/41	485,000	552,881
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,194,034
Arizona Ctfs. of Prtn.:
Series 2013 A, 5% 10/1/25	1,870,000	2,005,594
Series 2015, 5% 9/1/27	1,500,000	1,774,470
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	345,000	346,254
5% 7/1/32	470,000	471,612
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,339,111
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 0.969%, tender 1/1/37 (a)(b)	1,000,000	953,530
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,317,000
5% 12/1/42	2,270,000	2,551,821
Series 2011 B1, 5.25% 3/1/39 (Pre-Refunded to 3/1/21 @ 100)	1,000,000	1,000,000
Series 2012 A, 5% 1/1/43 (Pre-Refunded to 1/1/22 @ 100)	2,000,000	2,080,820
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2020 A:
4% 2/1/50	2,000,000	2,231,300
5% 2/1/40	700,000	881,111
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/35	200,000	235,250
4% 9/1/36	355,000	415,883
Arizona State Lottery Rev. Series 2019, 5% 7/1/29	2,000,000	2,605,140
Arizona State Trans. Board:
Series 2017 A, 5% 7/1/32	1,500,000	1,829,085
Series 2017A, 5% 7/1/31	385,000	471,228
Arizona State Univ. Rev. Series 2020 A:
4% 7/1/40	1,300,000	1,529,320
5% 7/1/43	2,925,000	3,698,955
Arizona State Univ. Revs. Series 2019 A, 5% 7/1/43	1,000,000	1,241,020
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	414,936
5% 7/1/28	500,000	592,765
5% 7/1/29	455,000	538,133
Central Wtr. Conservation District (Central Arizona Proj.) Series 2016 A, 5% 1/1/36	500,000	590,750
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2007, 2.7%, tender 8/14/23 (a)(c)	2,000,000	2,101,280
Series 2019, 5%, tender 6/3/24 (a)(c)	3,700,000	4,208,343
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	772,877
5% 7/1/27	1,300,000	1,482,377
Glendale Union School District 205 Series A:
4% 7/1/38 (FSA Insured)	1,000,000	1,196,500
4% 7/1/39 (FSA Insured)	1,000,000	1,191,730
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,064,160
Series 2017:
5% 7/1/30	2,310,000	2,791,242
5% 7/1/32	1,000,000	1,199,250
Glendale Indl. dev auth Sr Living Facilities Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	1,000,000	1,112,660
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
4% 7/1/28	265,000	272,659
5% 7/1/33	435,000	463,214
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,161,340
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2016 A, 5% 7/1/29	1,000,000	1,213,160
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,446,940
Series 2019 A:
5% 9/1/29	310,000	395,297
5% 9/1/33	275,000	344,143
5% 9/1/34	680,000	848,463
5% 9/1/35	395,000	491,506
Series 2021 A, 4% 9/1/51	1,500,000	1,734,930
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	500,000	512,880
6% 1/1/48 (d)	500,000	508,795
Maricopa County Phoenix Union High School District #210 Series 2017 B:
5% 7/1/32	1,180,000	1,482,458
5% 7/1/34	585,000	729,893
Maricopa County Rev.:
Bonds Series 2019 D, 5%, tender 5/15/26 (a)	200,000	242,260
Series 2016 A:
4% 1/1/24	255,000	280,686
5% 1/1/34	2,935,000	3,532,214
5% 1/1/38	1,840,000	2,185,055
Series 2019 F, 4% 1/1/45	1,000,000	1,151,930
Maricopa County School District #214 Tolleson Series 2018 A, 5% 7/1/31	350,000	430,780
Maricopa County School District #28 Kyrene Elementary:
Series 2015 C, 4% 7/1/29	650,000	728,728
Series 2019 A, 5% 7/1/37	1,000,000	1,236,910
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	1,000,000	1,209,720
Maricopa County Unified School District #48 Scottsdale:
Series 2017 B, 5% 7/1/33	3,000,000	3,676,650
Series D, 4% 7/1/34	350,000	426,976
McAllister Academic Village LLC Rev.:
(Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016:
5% 7/1/37	2,000,000	2,327,600
5% 7/1/38	3,850,000	4,472,122
Series 2016, 5% 7/1/39	2,270,000	2,632,269
Mesa Util. Sys. Rev. Series 2019 A, 5% 7/1/43	2,015,000	2,504,161
Northern Arizona Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,063,310
Northern Arizona Univ. Revs.:
Series 2012, 5% 6/1/36 (Pre-Refunded to 6/1/21 @ 100)	860,000	870,243
Series 2013, 5% 8/1/27	1,000,000	1,093,030
Series 2014, 5% 6/1/29	500,000	558,025
Series 2015, 5% 6/1/30	1,000,000	1,144,440
Series 2020 B, 5% 6/1/37 (Build America Mutual Assurance Insured)	1,000,000	1,248,960
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013:
5% 7/1/26 (c)	1,100,000	1,214,796
5% 7/1/29 (c)	500,000	548,500
Series 2015 A, 5% 7/1/45	4,100,000	4,683,099
Series 2017 A:
5% 7/1/35 (c)	2,425,000	2,884,222
5% 7/1/42 (c)	2,000,000	2,340,580
Series 2017 D, 5% 7/1/31	2,000,000	2,437,080
Series 2019 A, 5% 7/1/49	2,000,000	2,426,960
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/35	1,000,000	1,185,350
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,944,400
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2016, 5% 7/1/33	1,000,000	1,207,940
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,220,680
Phoenix IDA Student Hsg. Rev.:
(Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/36	1,175,000	1,349,840
Series 2018 A, (Downtown Phoenix Student Hsg., LLC AZ State Univ. Proj.) 5% 7/1/42	1,500,000	1,675,080
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (c)	380,000	402,097
5% 7/1/27 (c)	400,000	422,432
Pima County Ctfs. of Prtn.:
Series 2013 A, 5% 12/1/22	1,000,000	1,083,120
Series 2014, 5% 12/1/27	1,745,000	1,952,498
Pima County Swr. Sys. Rev. Series 2012 A:
5% 7/1/23	30,000	31,906
5% 7/1/25	1,600,000	1,700,992
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2015 A, 5% 12/1/34	1,600,000	1,874,208
Series A, 5% 1/1/37	520,000	668,777
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	2,910,000	4,015,014
5.5% 12/1/29	3,000,000	3,897,390
Scottsdale Gen. Oblig. Series 2017, 4% 7/1/32	400,000	464,900
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2015, 5% 7/1/34 (Pre-Refunded to 7/1/25 @ 100)	1,355,000	1,613,317
Tempe Excise Tax Rev.:
Series 2012, 5% 7/1/25	1,090,000	1,158,049
Series 2016:
5% 7/1/28	315,000	383,427
5% 7/1/29	500,000	607,450
5% 7/1/30	325,000	394,089
5% 7/1/31	375,000	454,065
Tucson Ctfs. of Prtn.:
Series 2014, 5% 7/1/28 (Pre-Refunded to 7/1/24 @ 100)	1,000,000	1,151,310
Series 2015, 5% 7/1/23 (FSA Insured)	555,000	612,098
Series 2016, 5% 7/1/27 (FSA Insured)	1,245,000	1,493,851
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31 (Pre-Refunded to 7/1/25 @ 100)	1,000,000	1,188,280
Series 2017, 5% 7/1/34	1,000,000	1,215,400
Univ. Med. Ctr. Corp. Hosp. Rev. 5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,123,820
Univ. of Arizona Univ. Revs.:
Series 2014, 5% 8/1/28	1,000,000	1,130,160
Series 2015 A 5% 6/1/30	2,500,000	2,903,650
Series 2019 A, 5% 6/1/41	1,965,000	2,442,475
Series 2020 C:
5% 8/1/22 (e)	920,000	973,636
5% 8/1/24 (e)	800,000	910,704
5% 8/1/26 (e)	800,000	963,424
5% 8/1/28 (e)	900,000	1,131,273
5% 6/1/38	1,000,000	1,174,690
Western Maricopa Ed. Ctr. District Series 2019 B:
5% 7/1/27	1,000,000	1,252,230
5% 7/1/28	1,115,000	1,424,546
Yavapai County Indl. Dev. Auth.:
Series 2012 A, 5.25% 8/1/33	2,000,000	2,175,440
Series 2016, 5% 8/1/36	1,305,000	1,510,472
Series 2019:
4% 8/1/43	350,000	389,456
5% 8/1/24	325,000	370,412
5% 8/1/25	400,000	468,792
5% 8/1/26	600,000	722,448
5% 8/1/27	625,000	767,094
5% 8/1/39	1,060,000	1,310,224
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,268,940

TOTAL ARIZONA		184,916,647

Guam - 0.3%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (c)	200,000	213,448
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	410,539

TOTAL GUAM		623,987

TOTAL MUNICIPAL BONDS
(Cost $174,981,909)		185,540,634
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $174,981,909)		185,540,634
NET OTHER ASSETS (LIABILITIES) - 1.7%		3,184,680
NET ASSETS - 100%		$188,725,314

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,021,675 or 0.5% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$185,540,634	$--	$185,540,634	$--
Total Investments in Securities:	$185,540,634	$--	$185,540,634	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Education	25.8%
Health Care	18.6%
General Obligations	17.9%
Transportation	10.7%
Special Tax	7.4%
Escrowed/Pre-Refunded	5.1%
Others* (Individually Less Than 5%)	14.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $174,981,909)		$185,540,634
Cash		5,470,631
Receivable for fund shares sold		441,529
Interest receivable		1,415,187
Other receivables		347
Total assets		192,868,328
Liabilities
Payable for investments purchased on a delayed delivery basis	$3,869,513
Payable for fund shares redeemed	76,021
Distributions payable	110,547
Accrued management fee	86,933
Total liabilities		4,143,014
Net Assets		$188,725,314
Net Assets consist of:
Paid in capital		$178,086,053
Total accumulated earnings (loss)		10,639,261
Net Assets		$188,725,314
Net Asset Value, offering price and redemption price per share ($188,725,314 ÷ 15,184,550 shares)		$12.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$2,412,602
Expenses
Management fee	$503,306
Independent trustees' fees and expenses	280
Miscellaneous	185
Total expenses before reductions	503,771
Expense reductions	(672)
Total expenses after reductions		503,099
Net investment income (loss)		1,909,503
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		101
Total net realized gain (loss)		101
Change in net unrealized appreciation (depreciation) on investment securities		(945,493)
Net gain (loss)		(945,392)
Net increase (decrease) in net assets resulting from operations		$964,111

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,909,503	$3,978,072
Net realized gain (loss)	101	865,697
Change in net unrealized appreciation (depreciation)	(945,493)	(1,370,848)
Net increase (decrease) in net assets resulting from operations	964,111	3,472,921
Distributions to shareholders	(2,595,518)	(3,970,388)
Share transactions
Proceeds from sales of shares	19,590,295	23,262,594
Reinvestment of distributions	1,601,351	2,396,135
Cost of shares redeemed	(9,710,289)	(27,145,465)
Net increase (decrease) in net assets resulting from share transactions	11,481,357	(1,486,736)
Total increase (decrease) in net assets	9,849,950	(1,984,203)
Net Assets
Beginning of period	178,875,364	180,859,567
End of period	$188,725,314	$178,875,364
Other Information
Shares
Sold	1,559,045	1,872,570
Issued in reinvestment of distributions	127,942	192,807
Redeemed	(774,833)	(2,234,129)
Net increase (decrease)	912,154	(168,752)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Arizona Municipal Income Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$12.52	$11.82	$12.21	$12.50	$12.12
Income from Investment Operations
Net investment income (loss)A	.131	.277	.298	.300	.311	.335
Net realized and unrealized gain (loss)	(.052)	.009	.698	(.309)	(.267)	.498
Total from investment operations	.079	.286	.996	(.009)	.044	.833
Distributions from net investment income	(.131)	(.276)	(.296)	(.300)	(.310)	(.335)
Distributions from net realized gain	(.048)	–	–	(.081)	(.024)	(.118)
Total distributions	(.179)	(.276)	(.296)	(.381)	(.334)	(.453)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$12.43	$12.53	$12.52	$11.82	$12.21	$12.50
Total ReturnC,D	.63%	2.33%	8.56%	(.05)%	.43%	7.01%
Ratios to Average Net AssetsE
Expenses before reductions	.55%F	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%F	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%F	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	2.10%F	2.23%	2.49%	2.52%	2.58%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$188,725	$178,875	$180,860	$170,557	$181,740	$192,725
Portfolio turnover rateG	1%F	17%	13%	12%	18%	7%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of February 28, 2021

Days	% of fund's investments 2/28/21
1 - 7	79.0
31 - 60	1.3
91 - 180	18.6
> 180	1.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2021
Variable Rate Demand Notes (VRDNs)	40.2%
Tender Option Bond	33.7%
Other Municipal Security	19.7%
Investment Companies	6.9%
Net Other Assets (Liabilities)*	(0.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2021, the most recent period shown in the table, would have been -.46%.

Fidelity® Arizona Municipal Money Market Fund

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 40.2%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.12% 3/5/21, VRDN (a)(b)	$300,000	$300,000
Arizona - 39.0%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 B, 0.02% 3/5/21, VRDN (a)	2,100,000	2,100,000
Arizona Health Facilities Auth. Rev.:
Series 2015 B, 0.02% 3/1/21, LOC MUFG Bank Ltd., VRDN (a)	1,530,000	1,530,000
Series 2015 C, 0.01% 3/1/21, LOC Bank of America NA, VRDN (a)	800,000	800,000
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2019 A, 0.01% 3/1/21, LOC JPMorgan Chase Bank, VRDN (a)	700,000	700,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.07% 3/5/21, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	2,600,000	2,600,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.12% 3/5/21, VRDN (a)	8,200,000	8,200,000
FNMA:
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.07% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	3,645,000	3,645,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(San Angelin Apts. Proj.) Series 2004, 0.07% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	3,740,000	3,740,000
(San Miguel Apts. Proj.) Series 2003, 0.07% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	1,480,000	1,480,000
(Village Square Apts. Proj.) Series 2004, 0.07% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.12% 3/5/21, LOC Fannie Mae, VRDN (a)(b)	2,865,000	2,865,000
		31,160,000
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 0.12% 3/5/21, VRDN (a)(b)	100,000	100,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 B, 0.15% 3/5/21, VRDN (a)	100,000	100,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.13% 3/5/21, VRDN (a)	200,000	200,000
		300,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.13% 3/5/21, VRDN (a)	100,000	100,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.12% 3/5/21, VRDN (a)(b)	100,000	100,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.11% 3/5/21, VRDN (a)(b)	100,000	100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $32,160,000)		32,160,000

Tender Option Bond - 33.7%
Arizona - 30.3%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series 20 XF 09 90, 0.07% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,300,000	3,300,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 0.06% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,825,000	3,825,000
Maricopa County Indl. Dev. Auth. Participating VRDN Series E 147, 0.06% 3/5/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,500,000	7,500,000
Maricopa County Rev. Participating VRDN Series ZF 12 05, 0.07% 3/5/21 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,665,000	1,665,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Floaters ZF 27 58, 0.09% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	2,200,000	2,200,000
Series XF 08 46, 0.12% 3/5/21 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)(d)	800,000	800,000
Series YX 11 54, 0.09% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	935,000	935,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.07% 3/5/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,000,000	4,000,000
		24,225,000
California - 0.3%
Dignityhealthxx Participating VRDN Series DBE 80 11, 0.23% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	200,000	200,000
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.21%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
Florida - 0.2%
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.33% 4/9/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	195,000	195,000
Illinois - 0.2%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.18% 4/9/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	190,000	190,000
Indiana - 0.1%
Indiana Fin. Auth. Rev. Participating VRDN Series 2020 004, 0.18% 4/9/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	95,000	95,000
Maryland - 1.5%
Maryland Gen. Oblig. Participating VRDN Series DB 807, 0.1% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,200,000	1,200,000
Massachusetts - 0.1%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.21%, tender 6/10/21 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	100,000	100,000
New York - 0.1%
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 002, 0.18% 4/9/21 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	100,000	100,000
Ohio - 0.4%
Columbus Gen. Oblig. Participating VRDN Series DB 80 75, 0.1% 3/5/21 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	100,000	100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.18% 4/9/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	95,000	95,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.18% 4/9/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
		295,000
Virginia - 0.4%
Lynchburg Econ. Dev. Participating VRDN Series 2020 10, 0.18% 4/9/21 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	200,000	200,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.11% 3/5/21 (Liquidity Facility Mizuho Cap. Markets Llc) (a)(c)(d)	100,000	100,000
		300,000
TOTAL TENDER OPTION BOND
(Cost $27,000,000)		27,000,000

Other Municipal Security - 19.7%
Arizona - 19.7%
Arizona Health Facilities Auth. Rev. Bonds Series 2012 A:
3.75% 1/1/22 (Pre-Refunded to 1/1/22 @ 100)	100,000	102,900
4% 1/1/22 (Pre-Refunded to 1/1/22 @ 100)	580,000	598,540
5% 1/1/22 (Pre-Refunded to 1/1/22 @ 100)	140,000	145,605
Arizona State Trans. Board Bonds Series 2016, 5% 7/1/21	580,000	589,404
Arizona Trans. Board Hwy. Rev. Bonds Series 2011 A, 5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	5,000,000	5,084,006
Electrical District No. 3 of Pinal County Bonds Series 2011, 5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	520,000	528,597
Maricopa County Cmnty. College District Bonds (Arizona Gen. Obligations Bonds Proj. of 2004) Series 2011 D, 4.25% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	350,000	354,769
Maricopa County Unified School District #80 Chandler Bonds Series A, 5% 7/1/21	2,675,000	2,719,072
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.12% 7/6/21, CP	1,000,000	1,000,000
0.13% 7/6/21, CP	800,000	800,000
Scottsdale Gen. Oblig. Bonds Series 2011, 5% 7/1/21 (Pre-Refunded to 7/1/21 @ 100)	1,705,000	1,732,479
Scottsdale Muni. Property Corp. Excise Tax Rev. Bonds Series 2006, 5% 7/1/21	500,000	508,296
Univ. of Arizona Univ. Revs. Bonds:
Series 2013, 5% 8/1/21	220,000	224,501
Series 2020 A, 5% 8/1/21	1,030,000	1,051,258
Yuma Pledged Rev. Bonds Series 2021, 4% 7/1/21	300,000	303,776
TOTAL OTHER MUNICIPAL SECURITY
(Cost $15,743,203)		15,743,203
	Shares	Value

Investment Company - 6.9%
Fidelity Municipal Cash Central Fund .05%(f)(g)
(Cost $5,544,097)	5,543,988	5,544,097
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $80,447,300)		80,447,300
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(435,133)
NET ASSETS - 100%		$80,012,167

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $200,000 or 0.2% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.21%, tender 4/1/21 (Liquidity Facility Royal Bank of Canada)	10/1/20	$100,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 67, 0.21%, tender 6/10/21 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/12/20	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$3,045
Total	$3,045

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $4,082,000. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $30,194,000 and $28,733,000, respectively, during the period.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $74,903,203)	$74,903,203
Fidelity Central Funds (cost $5,544,097)	5,544,097
Total Investment in Securities (cost $80,447,300)		$80,447,300
Receivable for fund shares sold		7,575
Interest receivable		107,227
Distributions receivable from Fidelity Central Funds		187
Other receivables		194
Total assets		80,562,483
Liabilities
Payable to custodian bank	$538,405
Payable for fund shares redeemed	7,339
Distributions payable	106
Accrued management fee	4,466
Total liabilities		550,316
Net Assets		$80,012,167
Net Assets consist of:
Paid in capital		$80,031,375
Total accumulated earnings (loss)		(19,208)
Net Assets		$80,012,167
Net Asset Value, offering price and redemption price per share ($80,012,167 ÷ 79,895,913 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$49,451
Income from Fidelity Central Funds		2,957
Total income		52,408
Expenses
Management fee	$202,584
Independent trustees' fees and expenses	128
Total expenses before reductions	202,712
Expense reductions	(154,322)
Total expenses after reductions		48,390
Net investment income (loss)		4,018
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,124
Fidelity Central Funds	1,097
Capital gain distributions from Fidelity Central Funds	88
Total net realized gain (loss)		18,309
Net increase in net assets resulting from operations		$22,327

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,018	$546,346
Net realized gain (loss)	18,309	17,769
Net increase in net assets resulting from operations	22,327	564,115
Distributions to shareholders	(58,046)	(551,704)
Share transactions
Proceeds from sales of shares	4,730,820	27,678,250
Reinvestment of distributions	48,755	475,957
Cost of shares redeemed	(10,553,688)	(35,079,577)
Net increase (decrease) in net assets and shares resulting from share transactions	(5,774,113)	(6,925,370)
Total increase (decrease) in net assets	(5,809,832)	(6,912,959)
Net Assets
Beginning of period	85,821,999	92,734,958
End of period	$80,012,167	$85,821,999
Other Information
Shares
Sold	4,730,820	27,678,250
Issued in reinvestment of distributions	48,755	475,957
Redeemed	(10,553,688)	(35,079,577)
Net increase (decrease)	(5,774,113)	(6,925,370)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Arizona Municipal Money Market Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	–A	.006	.012	.008	.003	–A
Net realized and unrealized gain (loss)	.001	–A	–A	–A	.002	–A
Total from investment operations	.001	.006	.012	.008	.005	–A
Distributions from net investment income	–A	(.006)	(.012)	(.008)	(.003)	–A
Distributions from net realized gain	(.001)	–A	–A	–	(.002)	–A
Total distributions	(.001)	(.006)	(.012)	(.008)	(.005)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.07%	.61%	1.16%	.78%	.48%	.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.12%F	.39%	.50%	.50%	.50%	.20%
Expenses net of all reductions	.12%F	.39%	.50%	.50%	.50%	.20%
Net investment income (loss)	.01%F	.61%	1.16%	.76%	.29%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$80,012	$85,822	$92,735	$107,238	$143,253	$242,046

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Arizona Municipal Income Fund	$174,933,413	$11,083,100	$(475,879)	$10,607,221
Fidelity Arizona Municipal Money Market Fund	80,447,300	22	(22)	–

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Arizona Municipal Income Fund	10,718,177	860,000

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are noted in the table below

	Purchases ($)	Sales ($)
Fidelity Arizona Municipal Income Fund	–	–
Fidelity Arizona Municipal Money Market Fund	1,465,000	1,400,000

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Arizona Municipal Income Fund	$185

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $154,107.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Arizona Municipal Income Fund	$672
Fidelity Arizona Municipal Money Market Fund	215

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

To the Board of Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Arizona Municipal Income Fund	.55%
Actual		$1,000.00	$1,006.30	$2.74
Hypothetical-C		$1,000.00	$1,022.07	$2.76
Fidelity Arizona Municipal Money Market Fund	.12%
Actual		$1,000.00	$1,000.70	$.60**
Hypothetical-C		$1,000.00	$1,024.20	$.60**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

**If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio would have been .50% and the expenses paid in the actual and hypothetical examples above would have been $2.48 and $2.51, respectively.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Arizona Municipal Income Fund / Fidelity Arizona Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the funds notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for Fidelity Arizona Municipal Income Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in March 2020 and July 2020.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Investment Performance (for Fidelity Arizona Municipal Money Market Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate peer group.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by Fidelity for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. Given the funds' competitive management fee rates, Fidelity no longer calculates hypothetical net management fees for the fund and, as a result, the charts do not include hypothetical net management fees for periods after 2016.

Fidelity Arizona Municipal Income Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2019. The Board noted that the management fee rate was 7 BP above the Total Mapped Group and 6 BP above the ASPG median. Arizona Municipal Income Fund has an all-inclusive management fee, whereas the majority of its competitors do not have all-inclusive fees. When compared to the total expenses of its load-type competitors, the fund ranks below its load-type group median.

Fidelity Arizona Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2019. The Board noted that the management fee rate was 22 BP above the Total Mapped Group and 22 BP above the ASPG median. The Board noted that because there is a relatively small number of state-specific funds in the Lipper objective, Fidelity combines Lipper's separate categories for state-specific funds with all state and national municipal money market funds to create a single mapped group. The Board considered that Fidelity is the only firm that offers an Arizona money market fund.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that Fidelity Arizona Municipal Income Fund's total expense ratio ranked below the competitive median for 2019 and Fidelity Arizona Municipal Money Market Fund's total expense ratio ranked above the competitive median for 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the competitive data for Fidelity Arizona Municipal Money Market Fund reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board noted that, excluding fee waivers and reimbursements, the fund's total expense ratio ranked equal to the median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Arizona Municipal Income Fund (the Income Fund) has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Income Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Income Fund’s Board of Trustees (the Board) has designated the Income Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AZI-SPZ-SANN-0421
1.700927.123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2021